SHARE CAPITAL AND RESERVES (Details)	Nov. 30, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares authorized	20,000,000
Preferred Shares Without Par Value [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	9,999,900
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	1,000,000
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	100
Series C Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	1,000,000
Series D Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	4,000,000
Series E Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	4,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized	500,000,000